Inventories - Details (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments
Inventories	R 27,801	R 29,646
Inventory write-down	384	371
Inventories held at net realizable value	3,294	3,113
Inventories encumbered	0	0
Mining
Disclosure of operating segments
Inventories	1,963	1,425
Exploration and Production International
Disclosure of operating segments
Inventories	183	163
Energy
Disclosure of operating segments
Inventories	5,689	7,826
Base Chemicals
Disclosure of operating segments
Inventories	6,383	7,684
Performance Chemicals
Disclosure of operating segments
Inventories	13,558	12,522
Group Functions
Disclosure of operating segments
Inventories	R 25	R 26